Capital structure and financing - C.7.2. Fair value of financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 1,426	$ 1,587
Current financial assets	1,343	1,503
Non-current financial assets	84	84
Financial assets at amortised cost | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	0	6
Financial assets at amortised cost | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	84	84
Financial assets at amortised cost | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	390	443
Financial assets at amortised cost | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	15	12
Financial assets at amortised cost | Supplier advances for capital expenditures
Disclosure of fair value measurement of assets [line items]
Financial assets	16	21
Financial assets at amortised cost | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	166	190
Financial assets at amortised cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	57	56
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	699	775
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Financial assets	1,426	1,587
Current financial assets	1,343	1,503
Non-current financial assets	84	84
Financial assets at fair value | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	0	6
Financial assets at fair value | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	84	84
Financial assets at fair value | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	390	443
Financial assets at fair value | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	15	12
Financial assets at fair value | Supplier advances for capital expenditures
Disclosure of fair value measurement of assets [line items]
Financial assets	16	21
Financial assets at fair value | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	166	190
Financial assets at fair value | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	57	56
Financial assets at fair value | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	699	775
Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	7,606	9,161
Current financial liabilities	1,732	1,670
Non-current financial liabilities	5,875	7,491
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	7,269	8,569
Current financial liabilities	1,732	1,689
Non-current financial liabilities	5,538	6,881
Debt and financing | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	5,815	6,678
Debt and financing | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	5,478	6,086
Trade payables | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	300	390
Trade payables | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	300	390
Payables and accruals for capital expenditure | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	305	314
Payables and accruals for capital expenditure | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	305	314
Derivative financial instruments | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	59	46
Derivative financial instruments | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	59	46
Put option liability | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0	86
Put option liability | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0	86
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	138	74
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	138	74
Accrued interest and other expenses | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	421	444
Accrued interest and other expenses | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	421	444
Other liabilities | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	568	1,128
Other liabilities | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 568	$ 1,128